First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
80,437	First Trust Emerging Markets Local Currency Bond ETF	$2,216,844
160,515	First Trust Intermediate Duration Investment Grade Corporate ETF	3,338,712
233,427	First Trust Limited Duration Investment Grade Corporate ETF	4,428,110
155,533	First Trust Long Duration Opportunities ETF	3,370,400
136,440	First Trust Low Duration Opportunities ETF	6,647,357
71,785	First Trust Senior Loan Fund	3,302,828
161,465	First Trust Tactical High Yield ETF	6,637,826
329,642	First Trust TCW Opportunistic Fixed Income ETF	14,550,398
	Total Exchange-Traded Funds	44,492,475
	(Cost $45,969,074)
MONEY MARKET FUNDS — 0.1%
63,857	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	63,857
	(Cost $63,857)

	Total Investments — 100.0%	44,556,332
	(Cost $46,032,931)
	Net Other Assets and Liabilities — (0.0)%	(2,919)
	Net Assets — 100.0%	$44,553,413

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 44,492,475	$ 44,492,475	$ —	$ —
Money Market Funds	63,857	63,857	—	—
Total Investments	$44,556,332	$44,556,332	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2024, and for the fiscal year-to-date period (November 1, 2023 to July 31, 2024) are as follows:

Security Name	Shares at 7/31/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2024	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	80,437	$—	$2,252,325	$—	$(35,481)	$—	$2,216,844	$33,815
First Trust Enhanced Short Maturity ETF	—	1,495,378	56,096	(1,556,229)	(1,258)	6,013	—	22,718
First Trust Institutional Preferred Securities and Income ETF	—	1,464,523	112,745	(1,721,617)	361,394	(217,045)	—	38,247
First Trust Intermediate Duration Investment Grade Corporate ETF	160,515	—	3,317,625	(7,743)	28,894	(64)	3,338,712	40,779
First Trust Limited Duration Investment Grade Corporate ETF	233,427	4,454,580	1,525,536	(1,709,154)	158,462	(1,314)	4,428,110	149,507
First Trust Long Duration Opportunities ETF	155,533	—	3,327,730	—	42,670	—	3,370,400	36,370
First Trust Low Duration Opportunities ETF	136,440	4,435,579	2,114,365	(100,043)	200,727	(3,271)	6,647,357	173,075
First Trust Senior Loan Fund	71,785	—	3,316,407	—	(13,579)	—	3,302,828	69,740
First Trust Tactical High Yield ETF	161,465	4,382,186	2,024,037	(87,232)	327,993	(9,158)	6,637,826	245,407
First Trust TCW Opportunistic Fixed Income ETF	329,642	11,673,304	4,592,073	(2,582,245)	1,318,079	(450,813)	14,550,398	414,048
		$27,905,550	$22,638,939	$(7,764,263)	$2,387,901	$(675,652)	$44,492,475	$1,223,706